Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial liabilities:
Financial liabilities, Total		$ 5,020,633
Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities, Total
Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities, Total
Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities, Total		5,020,633
Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Financial liabilities, Total
Put Option Liability from Smartconn Acquisition [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities, Total
Put Option Liability from Smartconn Acquisition [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities, Total
Put Option Liability from Smartconn Acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities, Total
Convertible Loan [Member]
Financial liabilities:
Financial liabilities, Total		5,020,633
Convertible Loan [Member] | Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Financial liabilities, Total
Convertible Loan [Member] | Significant other observable inputs Level 2 [Member]
Financial liabilities:
Financial liabilities, Total
Convertible Loan [Member] | Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Financial liabilities, Total		$ 5,020,633